UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07946
EV Classic Senior Floating Rate
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

EV Classic Senior Floating-Rate Fund as of August 31, 2007 (Unaudited)

Eaton Vance Classic Senior Floating-Rate Fund (the Fund) invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At August 31, 2007, the value of the Fund’s investment in the Portfolio was $943,571,318 and the Fund owned approximately 39.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Senior Debt Portfolio                                                                                                                          as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 115.5% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
Atlantic Inertial Systems, Inc.
GBP	1,013,377	Term Loan, Maturing July 20, 2014 (2)	$2,028,702
AWAS Capital, Inc.
6,725,769	Term Loan, 7.13%, Maturing March 22, 2013	6,423,109
BE Aerospace, Inc.
750,000	Term Loan, 7.19%, Maturing August 24, 2012	734,375
Colt Defense, LLC
1,500,000	Term Loan, 8.82%, Maturing July 9, 2014	1,490,625
Evergreen International Aviation
2,883,043	Term Loan, 9.10%, Maturing October 31, 2011	2,854,213
Hawker Beechcraft Acquisition
372,128	Term Loan, 5.26%, Maturing March 26, 2014	355,847
4,386,878	Term Loan, 7.37%, Maturing March 26, 2014	4,194,952
Hexcel Corp.
2,118,931	Term Loan, 7.14%, Maturing March 1, 2012	2,065,958
IAP Worldwide Services, Inc.
3,152,000	Term Loan, 9.69%, Maturing December 30, 2012	2,743,816
Jet Aviation Holding, AG
1,447,500	Term Loan, 6.57%, Maturing May 15, 2013	1,443,881
Spirit AeroSystems, Inc.
2,716,118	Term Loan, 7.11%, Maturing December 31, 2011	2,688,957
TransDigm, Inc.
5,000,000	Term Loan, 7.36%, Maturing June 23, 2013	4,825,000
Vought Aircraft Industries, Inc.
2,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (3)	1,880,000
1,000,000	Term Loan, 7.82%, Maturing December 17, 2011	976,250
3,227,235	Term Loan, 7.83%, Maturing December 17, 2011	3,150,588
Wesca Aircraft Hardware Corp.
1,000,000	Term Loan, 11.11%, Maturing September 29, 2014	990,000
Wyle Laboratories, Inc.
897,089	Term Loan, 8.11%, Maturing January 28, 2011	856,720
$39,702,993
Air Transport — 0.7%
Airport Development and Investment
GBP	3,500,000	Term Loan, 10.03%, Maturing April 7, 2011	$6,882,378
Delta Air Lines, Inc.
4,000,000	Term Loan, 8.61%, Maturing April 30, 2014	3,864,000
Northwest Airlines, Inc.
6,385,500	DIP Loan, 7.51%, Maturing August 21, 2008	6,245,817
$16,992,195

Automotive — 4.0%
		AA Acquisitions Co., Ltd.
GBP	1,000,000	Term Loan, 8.88%, Maturing June 25, 2012	$1,997,888
GBP	1,000,000	Term Loan, 9.31%, Maturing June 25, 2013	2,007,685
		Accuride Corp.
5,855,002		Term Loan, 7.40%, Maturing January 31, 2012	5,698,867
		Adesa, Inc.
10,725,000		Term Loan, 7.61%, Maturing October 18, 2013	10,101,609
		Affina Group, Inc.
3,802,126		Term Loan, 8.36%, Maturing November 30, 2011	3,726,083
		CSA Acquisition Corp.
934,156		Term Loan, 7.88%, Maturing December 23, 2011	908,467
1,212,522		Term Loan, 7.88%, Maturing December 23, 2011	1,179,178
		Dana Corp.
7,775,000		Term Loan, 7.98%, Maturing March 30, 2008	7,668,094
		Dayco Products, LLC
5,104,142		Term Loan, 7.85%, Maturing June 21, 2011	4,976,538
		Federal-Mogul Corp.
2,500,000		DIP Loan, 7.25%, Maturing December 31, 2007	2,480,207
6,000,000		Term Loan, 7.59%, Maturing December 31, 2007	5,811,000
		Financiere Truck (Investissement)
EUR	2,074,881	Term Loan, 5.62%, Maturing February 15, 2012 (3)	2,764,938
		Ford Motor Co.
4,999,875		Term Loan, 8.36%, Maturing December 15, 2013	4,706,912
		Fraikin, Ltd.
GBP	47,821	Term Loan, 0.00%, Maturing February 15, 2012 (3)	95,493
GBP	596,292	Term Loan, 7.20%, Maturing February 15, 2012	1,190,724
		General Motors Corp.
6,343,125		Term Loan, 7.74%, Maturing November 29, 2013	6,079,492
		Goodyear Tire & Rubber Co.
8,000,000		Term Loan, 6.85%, Maturing April 30, 2010	7,586,000
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 6.84%, Maturing May 30, 2014	143,885
EUR	1,890,909	Term Loan, 6.87%, Maturing May 30, 2014	2,471,448
		Jason, Inc.
1,500,000		Term Loan, 8.03%, Maturing April 30, 2010	1,440,000
		Keystone Automotive Operations, Inc.
3,184,000		Term Loan, 8.89%, Maturing January 12, 2012	2,925,300
		Kwik-Fit Group Ltd.
GBP	2,500,000	Term Loan, 8.27%, Maturing August 31, 2013	4,824,113
		Locafroid Services S.A.S.
EUR	70,714	Term Loan, 0.00%, Maturing February 15, 2012 (3)	98,209
		Tenneco Automotive, Inc.
3,125,000		Term Loan, 6.83%, Maturing March 17, 2014	3,039,062

		The Hertz Corp.
$938,271		Term Loan, 5.36%, Maturing December 21, 2012	$912,971
5,228,079		Term Loan, 7.10%, Maturing December 21, 2012	5,087,109
		TriMas Corp.
375,000		Term Loan, 8.05%, Maturing August 2, 2011	368,437
1,612,813		Term Loan, 7.61%, Maturing August 2, 2013	1,584,588
		United Components, Inc.
4,100,483		Term Loan, 7.38%, Maturing June 30, 2010	3,997,971
			$95,872,268
Beverage and Tobacco — 0.4%
		Culligan International Co.
EUR	3,000,000	Term Loan, 8.85%, Maturing May 31, 2013 (4)	$3,721,672
		Liberator Midco, Ltd.
EUR	875,000	Term Loan, 6.55%, Maturing October 27, 2013	1,165,073
EUR	875,000	Term Loan, 6.93%, Maturing October 27, 2014	1,170,292
		Southern Wine & Spirits of America, Inc.
2,117,764		Term Loan, 6.86%, Maturing May 31, 2012	2,088,645
		Van Houtte, Inc.
1,760,000		Term Loan, 7.86%, Maturing July 11, 2014	1,707,200
240,000		Term Loan, 7.86%, Maturing July 11, 2014	232,800
			$10,085,682
Brokers, Dealers and Investment Houses — 0.3%
		AmeriTrade Holding Corp.
$6,577,782		Term Loan, 7.07%, Maturing December 31, 2012	$6,424,026
			$6,424,026
Building and Development — 5.9%
		401 North Wabash Venture, LLC
$5,500,000		Term Loan, 9.07%, Maturing May 7, 2008 (3)	$5,252,500
		AIMCO Properties, L.P.
9,000,000		Term Loan, 6.86%, Maturing March 23, 2011	8,876,250
		Beacon Sales Acquisition, Inc.
1,985,000		Term Loan, 7.39%, Maturing September 30, 2013	1,905,600
		Building Materials Corp. of America
5,514,794		Term Loan, 8.13%, Maturing February 22, 2014	4,908,167
		Capital Automotive (REIT)
4,000,130		Term Loan, 7.07%, Maturing December 16, 2010	3,903,127
		Epco / Fantome, LLC
4,896,000		Term Loan, 7.98%, Maturing November 23, 2010	4,908,240
		Hearthstone Housing Partners II, LLC
12,132,353		Revolving Loan, 5.09%, Maturing December 1, 2007 (3)	11,829,044
		Hovstone Holdings, LLC
3,513,376		Term Loan, 6.92%, Maturing February 28, 2009	3,285,007
		LNR Property Corp.
7,225,000		Term Loan, 8.11%, Maturing July 3, 2011	7,038,357

		Materis
EUR	823,329	Term Loan, 6.62%, Maturing April 27, 2014	$1,097,798
EUR	876,671	Term Loan, 7.00%, Maturing April 27, 2015	1,173,947
		Mueller Water Products, Inc.
	4,437,066	Term Loan, 7.19%, Maturing May 24, 2014	4,328,913
		NCI Building Systems, Inc.
	2,345,501	Term Loan, 6.93%, Maturing June 18, 2010	2,275,136
		Nortek, Inc.
	6,659,050	Term Loan, 7.61%, Maturing August 27, 2011	6,384,364
		Panolam Industries Holdings, Inc.
	2,279,321	Term Loan, 8.11%, Maturing September 30, 2012	2,188,149
		PLYGEM Industries, Inc.
	6,105,968	Term Loan, 8.11%, Maturing August 15, 2011	5,835,015
	228,151	Term Loan, 8.11%, Maturing August 15, 2011	218,027
		Re/Max International, Inc.
	1,343,333	Term Loan, 5.38%, Maturing January 23, 2008 (3)	1,311,429
	1,256,667	Term Loan, 7.24%, Maturing January 23, 2008	1,226,821
		Realogy Corp.
	2,704,545	Term Loan, 5.17%, Maturing September 1, 2014	2,471,654
	10,045,455	Term Loan, 8.36%, Maturing September 1, 2014	9,180,431
		South Edge, LLC
	4,475,000	Term Loan, 7.63%, Maturing October 31, 2009	4,206,500
		Stile Acquisition Corp.
	5,134,385	Term Loan, 7.36%, Maturing April 6, 2013	4,774,978
		Stile U.S. Acquisition Corp.
	5,143,132	Term Loan, 7.36%, Maturing April 6, 2013	4,783,113
		Tousa/Kolter, LLC
	4,643,600	Term Loan, 8.61%, Maturing January 7, 2008	4,631,991
		TRU 2005 RE Holding Co.
	13,750,000	Term Loan, 8.32%, Maturing December 9, 2008	13,549,484
		United Subcontractors, Inc.
	2,675,000	Term Loan, 12.61%, Maturing June 27, 2013	2,561,312
		WCI Communities, Inc.
	7,262,500	Term Loan, 8.83%, Maturing December 23, 2010	6,932,659
		Wintergames Acquisition ULC
	10,233,533	Term Loan, 7.60%, Maturing October 26, 2007	9,926,527
			$140,964,540
Business Equipment and Services — 8.4%
		ACCO Brands Corp.
$1,785,400		Term Loan, 7.16%, Maturing August 17, 2012	$1,752,668
		Activant Solutions, Inc.
	2,234,154	Term Loan, 7.38%, Maturing May 1, 2013	2,094,519
		Affiliated Computer Services
	6,484,500	Term Loan, 7.46%, Maturing March 20, 2013	6,354,810
	2,462,500	Term Loan, 7.51%, Maturing March 20, 2013	2,413,250

		Affinion Group, Inc.
$7,023,176		Term Loan, 8.00%, Maturing October 17, 2012	$6,818,331
		Allied Security Holdings, LLC
	3,745,000	Term Loan, 8.36%, Maturing June 30, 2010	3,688,825
		Asurion Corp.
	8,525,000	Term Loan, 8.36%, Maturing July 13, 2012	8,034,812
	1,000,000	Term Loan, 11.84%, Maturing January 13, 2013	941,667
		Buhrmann US, Inc.
	6,671,389	Term Loan, 7.34%, Maturing December 31, 2010	6,512,943
		DynCorp International, LLC
	3,921,664	Term Loan, 7.63%, Maturing February 11, 2011	3,745,189
		Education Management, LLC
	5,892,981	Term Loan, 7.13%, Maturing June 1, 2013	5,623,295
		Info USA, Inc.
	1,970,100	Term Loan, 7.36%, Maturing February 14, 2012	1,930,698
		Intergraph Corp.
	861,786	Term Loan, 7.45%, Maturing May 29, 2014	830,546
	2,000,000	Term Loan, 11.51%, Maturing November 29, 2014	1,987,500
		Iron Mountain, Inc.
	9,401,438	Term Loan, 7.06%, Maturing April 16, 2014	9,260,416
		ista International GmbH
EUR	3,545,609	Term Loan, 6.34%, Maturing May 14, 2015	4,464,993
EUR	704,391	Term Loan, 6.34%, Maturing May 14, 2015	864,235
		Kronos, Inc.
	2,675,000	Term Loan, 7.61%, Maturing June 11, 2014	2,481,062
		Language Line, Inc.
	7,385,983	Term Loan, 8.61%, Maturing June 11, 2011	7,198,254
		Mitchell International, Inc.
	1,000,000	Term Loan, 10.63%, Maturing March 28, 2015	960,000
		N.E.W. Holdings I, LLC
	3,289,549	Term Loan, 7.90%, Maturing May 22, 2014	3,048,316
		Nielsen Finance, LLC
	20,693,625	Term Loan, 7.36%, Maturing August 9, 2013	19,969,348
		Protection One, Inc.
	3,210,628	Term Loan, 7.79%, Maturing March 31, 2012	3,146,416
		Quantum Corp.
	1,425,000	Term Loan, 8.86%, Maturing July 12, 2014	1,403,625
		Quintiles Transnational Corp.
	5,727,500	Term Loan, 7.36%, Maturing March 31, 2013	5,469,763
		RiskMeterics Group Holdings, LLC
	3,615,938	Term Loan, 7.61%, Maturing January 11, 2014	3,534,579
		Sabre, Inc.
	10,884,245	Term Loan, 7.36%, Maturing September 30, 2014	10,116,906
		Serena Software, Inc.
	1,660,313	Term Loan, 7.34%, Maturing March 10, 2013	1,604,969

		Sitel (Client Logic)
$5,086,331		Term Loan, 7.91%, Maturing January 29, 2014	$4,908,309
		Solera Nederland Holdings
2,743,125		Term Loan, 7.38%, Maturing May 15, 2014	2,602,540
		SunGard Data Systems, Inc.
30,485,654		Term Loan, 7.36%, Maturing February 11, 2013	29,629,982
		TDS Investor Corp.
EUR	1,052,910	Term Loan, 6.41%, Maturing August 23, 2013	1,398,896
978,074		Term Loan, 7.61%, Maturing August 23, 2013	940,907
4,000,000		Term Loan, 7.75%, Maturing August 23, 2013	3,855,000
5,826,895		Term Loan, 7.75%, Maturing August 23, 2013	5,605,473
		Transaction Network Services, Inc.
2,163,761		Term Loan, 7.54%, Maturing May 4, 2012	2,120,486
		VWR International, Inc.
5,400,000		Term Loan, 7.86%, Maturing June 28, 2013	5,028,750
		WAM Acquisition, S.A.
EUR	768,581	Term Loan, 6.57%, Maturing May 4, 2014	996,907
EUR	481,419	Term Loan, 6.57%, Maturing May 4, 2014	624,437
EUR	768,581	Term Loan, 6.82%, Maturing May 4, 2015	1,001,321
EUR	481,419	Term Loan, 6.82%, Maturing May 4, 2015	627,201
		West Corp.
10,129,150		Term Loan, 7.82%, Maturing October 24, 2013	9,837,936
		Williams Scotsman, Inc.
2,570,000		Term Loan, 7.00%, Maturing June 27, 2010	2,531,450
			$197,961,530
Cable and Satellite Television — 7.3%
		Atlantic Broadband Finance, LLC
$7,516,618		Term Loan, 7.61%, Maturing February 10, 2011	$7,370,984
		Bresnan Broadband Holdings, LLC
5,000,000		Term Loan, 7.36%, Maturing March 29, 2014	4,837,500
1,447,000		Term Loan, 7.36%, Maturing March 29, 2014	1,399,973
		Casema
EUR	658,133	Term Loan, 6.92%, Maturing November 14, 2014	873,756
EUR	341,867	Term Loan, 6.92%, Maturing November 14, 2014	453,873
EUR	1,000,000	Term Loan, 7.42%, Maturing November 14, 2015	1,334,445
EUR	1,000,000	Term Loan, 8.67%, Maturing May 14, 2016	1,334,139
		Charter Communications Operating, Inc.
39,394,539		Term Loan, 7.36%, Maturing April 28, 2013	37,389,633
		CSC Holdings, Inc.
9,480,000		Term Loan, 7.07%, Maturing March 29, 2013	9,119,845
		DirecTV Holdings, LLC
3,735,684		Term Loan, 7.00%, Maturing April 13, 2013	3,681,692
		Insight Midwest Holdings, LLC
14,575,000		Term Loan, 7.36%, Maturing April 6, 2014	14,240,227

		Kabel Deutschland GmbH
EUR	5,400,000	Term Loan, 6.48%, Maturing March 31, 2012	$7,129,830
		Kablecom
EUR	1,000,000	Term Loan, 6.92%, Maturing November 14, 2014	1,327,628
EUR	1,000,000	Term Loan, 7.42%, Maturing November 14, 2015	1,334,445
		Mediacom Broadband Group
1,955,324		Term Loan, 7.32%, Maturing January 31, 2015	1,849,876
		Mediacom Illinois, LLC
3,000,000		Term Loan, 7.05%, Maturing September 30, 2012	2,806,251
5,993,631		Term Loan, 7.32%, Maturing January 31, 2015	5,685,385
		NTL Investment Holdings, Ltd.
3,710,370		Term Loan, 7.36%, Maturing March 30, 2012	3,596,558
GBP	1,562,881	Term Loan, 8.28%, Maturing March 30, 2012	3,040,463
GBP	1,337,119	Term Loan, 8.28%, Maturing March 30, 2012	2,601,262
GBP	1,690,449	Term Loan, 8.29%, Maturing March 30, 2012	3,288,638
GBP	859,551	Term Loan, 8.29%, Maturing March 30, 2012	1,672,189
GBP	1,000,000	Term Loan, 8.90%, Maturing March 30, 2013	1,986,794
		Orion Cable GmbH
EUR	2,950,000	Term Loan, 7.03%, Maturing October 31, 2014	3,819,503
EUR	2,950,000	Term Loan, 7.98%, Maturing October 31, 2015	3,839,611
		Persona Communications Corp.
1,615,285		Term Loan, 8.31%, Maturing October 12, 2013	1,611,247
1,003,153		Term Loan, 8.32%, Maturing October 12, 2013	1,000,645
675,000		Term Loan, 11.57%, Maturing April 12, 2014	679,219
		ProSiebenSat.1 Media AG
EUR	943,354	Term Loan, 7.08%, Maturing March 2, 2015	1,166,668
EUR	176,868	Term Loan, 6.55%, Maturing June 26, 2015	224,614
EUR	4,358,199	Term Loan, 6.55%, Maturing June 26, 2015	5,534,710
EUR	943,354	Term Loan, 7.33%, Maturing March 2, 2016	1,176,313
		San Juan Cable, LLC
985,009		Term Loan, 7.36%, Maturing October 31, 2012	948,995
		UPC Broadband Holding B.V.
EUR	3,512,500	Term Loan, 6.30%, Maturing June 30, 2009	4,523,343
EUR	10,007,156	Term Loan, 6.30%, Maturing October 16, 2011	12,926,037
1,635,010		Term Loan, 7.13%, Maturing October 16, 2011	1,534,184
3,821,895		Term Loan, 7.13%, Maturing October 16, 2011	3,606,913
		Ypso Holding SA
EUR	4,961,371	Term Loan, 6.78%, Maturing July 28, 2014	6,456,150
EUR	1,914,679	Term Loan, 6.78%, Maturing July 28, 2014	2,491,540
EUR	3,123,950	Term Loan, 6.78%, Maturing July 28, 2014	4,065,145
			$173,960,223
Chemicals and Plastics — 8.1%
		AZ Chem US, Inc.
$997,500		Term Loan, 7.54%, Maturing February 28, 2013	$959,263

		Brenntag Holding GmbH and Co. KG
EUR	2,117,647	Term Loan, 6.37%, Maturing December 23, 2013	$2,765,093
883,636		Term Loan, 7.39%, Maturing December 23, 2013	853,261
3,616,364		Term Loan, 7.39%, Maturing December 23, 2013	3,492,051
EUR	496,877	Term Loan, 6.62%, Maturing December 23, 2014	652,450
EUR	385,476	Term Loan, 6.62%, Maturing December 23, 2014	506,169
1,000,000		Term Loan, Maturing December 23, 2015 (2)	967,500
		Celanese Holdings, LLC
2,500,000		Term Loan, 5.32%, Maturing April 2, 2014	2,421,095
12,393,938		Term Loan, 7.11%, Maturing April 2, 2014	12,002,760
		Cognis GmbH
EUR	2,510,246	Term Loan, 6.15%, Maturing September 15, 2013	3,203,934
EUR	614,754	Term Loan, 6.15%, Maturing September 15, 2013	784,637
		Columbian Chemicals Acquisition
495,000		Term Loan, 7.11%, Maturing March 16, 2013	470,250
		Ferro Corp.
6,390,597		Term Loan, 7.41%, Maturing June 6, 2012	6,262,785
		First Chemical Holding
EUR	1,500,000	Term Loan, 6.75%, Maturing December 18, 2014 (3)	1,968,192
EUR	1,500,000	Term Loan, 7.23%, Maturing December 18, 2015 (3)	1,978,417
		Georgia Gulf Corp.
2,811,863		Term Loan, 7.83%, Maturing October 3, 2013	2,736,997
		Hexion Specialty Chemicals, Inc.
EUR	753,636	Term Loan, 6.45%, Maturing May 5, 2012	1,019,689
13,572,380		Term Loan, 7.63%, Maturing May 5, 2013	13,271,847
2,948,307		Term Loan, 7.63%, Maturing May 5, 2013	2,883,023
4,000,000		Term Loan, Maturing June 15, 2014 (2)	3,911,428
		INEOS Group
2,440,121		Term Loan, 7.58%, Maturing December 14, 2012	2,377,288
1,905,750		Term Loan, 7.58%, Maturing December 14, 2013	1,862,394
1,905,750		Term Loan, 8.08%, Maturing December 14, 2014	1,862,394
		Innophos, Inc.
1,172,221		Term Loan, 7.82%, Maturing August 10, 2010	1,148,777
		Invista B.V.
8,889,740		Term Loan, 6.86%, Maturing April 29, 2011	8,645,272
4,712,222		Term Loan, 6.86%, Maturing April 29, 2011	4,582,635
		ISP Chemco, Inc.
8,800,000		Term Loan, 7.27%, Maturing June 4, 2014	8,484,670
		Kleopatra
EUR	1,900,000	Term Loan, 6.70%, Maturing January 3, 2016	2,434,765
3,347,500		Term Loan, 7.85%, Maturing January 3, 2016	3,322,394
		Kranton Polymers, LLC
5,259,195		Term Loan, 7.38%, Maturing May 12, 2013	5,018,150
		Lucite International Group Holdings
635,878		Term Loan, 7.61%, Maturing July 7, 2013	622,365
1,795,981		Term Loan, 7.61%, Maturing July 7, 2013	1,757,816

		Lyondell Chemical Co.
$11,781,000		Term Loan, 6.84%, Maturing August 16, 2013	$11,677,916
		Millenium Inorganic Chemicals
4,400,000		Term Loan, 7.61%, Maturing April 30, 2014	4,213,000
		Momentive Performance Material
5,174,000		Term Loan, 7.81%, Maturing December 4, 2013	4,979,975
		Mosaic Co.
4,409,184		Term Loan, 7.21%, Maturing December 21, 2012	4,338,914
		Nalco Co.
14,615,586		Term Loan, 7.11%, Maturing November 4, 2010	14,321,243
		Professional Paint, Inc.
2,301,750		Term Loan, 7.93%, Maturing May 31, 2012	2,175,154
		Rockwood Specialties Group, Inc.
9,052,383		Term Loan, 6.86%, Maturing December 10, 2012	8,803,442
		Sigmakalon (BC) Holdco B.V.
EUR	1,820,000	Term Loan, 6.16%, Maturing September 9, 2012	2,437,695
EUR	92,758	Term Loan, 6.66%, Maturing September 9, 2013	124,610
EUR	1,204,580	Term Loan, 6.66%, Maturing September 9, 2013	1,618,217
EUR	2,202,661	Term Loan, 6.66%, Maturing September 9, 2013	2,959,025
EUR	729,480	Term Loan, 7.41%, Maturing September 9, 2014	983,968
EUR	178,614	Term Loan, 7.41%, Maturing September 9, 2014	240,926
EUR	2,135,161	Term Loan, 7.41%, Maturing September 9, 2014	2,880,038
		Solo Cup Co.
9,303,763		Term Loan, 8.94%, Maturing February 27, 2011	9,161,304
		Solutia, Inc.
3,780,552		DIP Loan, 8.36%, Maturing March 31, 2008	3,742,746
		TPG Spring UK, Ltd.
EUR	2,288,006	Term Loan, 6.91%, Maturing June 27, 2013	3,035,947
EUR	2,288,006	Term Loan, 7.41%, Maturing June 27, 2013	3,051,542
		Wellman, Inc.
5,400,000		Term Loan, 9.36%, Maturing February 10, 2009	5,222,248
			$191,197,671
Clothing/Textiles — 0.6%
		Hanesbrands, Inc.
$4,838,723		Term Loan, 7.13%, Maturing September 5, 2013	$4,723,049
2,025,000		Term Loan, 9.11%, Maturing March 5, 2014	2,017,913
		Propex Fabrics, Inc.
2,648,075		Term Loan, 8.58%, Maturing July 31, 2012	2,409,748
		St. John Knits International, Inc.
2,104,895		Term Loan, 8.36%, Maturing March 23, 2012	2,073,321
		The William Carter Co.
2,227,890		Term Loan, 6.85%, Maturing July 14, 2012	2,166,623
			$13,390,654

Conglomerates — 3.4%
		Amsted Industries, Inc.
$5,392,211		Term Loan, 7.36%, Maturing October 15, 2010	$5,301,217
		Blount, Inc.
1,787,287		Term Loan, 7.09%, Maturing August 9, 2010	1,751,542
		Brickman Group Holdings, Inc.
4,513,688		Term Loan, 7.34%, Maturing January 23, 2014	4,299,287
		Doncasters (Dunde HoldCo 4 Ltd.)
1,429,086		Term Loan, 8.04%, Maturing July 13, 2015	1,393,358
1,429,086		Term Loan, 8.57%, Maturing July 13, 2015	1,393,358
GBP	650,365	Term Loan, 9.09%, Maturing July 13, 2015	1,275,744
GBP	650,365	Term Loan, 9.59%, Maturing July 13, 2015	1,277,930
		GenTek, Inc.
1,380,894		Term Loan, 7.38%, Maturing February 25, 2011	1,349,824
		Goodman Global Holdings, Inc.
3,216,171		Term Loan, 7.19%, Maturing December 23, 2011	3,135,767
		ISS Holdings A/S
EUR	2,504,202	Term Loan, 6.15%, Maturing December 31, 2013	3,263,644
EUR	3,245,614	Term Loan, 6.16%, Maturing December 31, 2013	4,238,118
EUR	454,386	Term Loan, 6.16%, Maturing December 31, 2013	593,337
GBP	1,704,757	Term Loan, 7.89%, Maturing December 31, 2013	3,292,440
		Jarden Corp.
8,558,651		Term Loan, 7.11%, Maturing January 24, 2012	8,246,868
1,304,196		Term Loan, 7.11%, Maturing January 24, 2012	1,256,685
		Johnson Diversey, Inc.
1,055,362		Term Loan, 7.36%, Maturing December 16, 2010	1,032,495
5,076,388		Term Loan, 7.36%, Maturing December 16, 2011	4,966,398
		Platinum 100, Ltd.
GBP	1,000,000	Term Loan, 9.14%, Maturing January 15, 2013	1,990,996
GBP	1,000,000	Term Loan, 9.64%, Maturing January 15, 2014	1,998,981
		Polymer Group, Inc.
2,000,000		Revolving Loan, 0.00%, Maturing November 22, 2010 (3)	1,900,000
8,520,250		Term Loan, 7.61%, Maturing November 22, 2012	8,392,446
		RBS Global, Inc.
1,084,298		Term Loan, 7.64%, Maturing July 19, 2013	1,053,124
		Rexnord Corp.
3,877,869		Term Loan, 7.86%, Maturing July 19, 2013	3,766,380
		RGIS Holdings, LLC
283,333		Term Loan, 0.00%, Maturing April 30, 2014 (3)	267,396
5,666,667		Term Loan, 8.07%, Maturing April 30, 2014	5,347,917
		Samsonite Corp.
3,980,000		Term Loan, 7.61%, Maturing December 21, 2013	3,945,175
		Sensata Technologies Finance Co.
2,425,500		Term Loan, 7.11%, Maturing April 27, 2013	2,322,416

		Terex Corp.
$2,128,500		Term Loan, 7.11%, Maturing July 13, 2013	$2,117,858
			$81,170,701
Containers and Glass Products — 4.1%
		Berry Plastics Corp.
$8,254,313		Term Loan, 7.36%, Maturing April 3, 2015	$7,930,034
		Bluegrass Container Co.
1,162,800		Term Loan, 7.60%, Maturing June 30, 2013	1,152,916
3,886,200		Term Loan, 7.60%, Maturing June 30, 2013	3,853,167
		Consolidated Container Co.
2,917,688		Term Loan, 7.61%, Maturing March 28, 2014	2,713,449
1,500,000		Term Loan, 11.02%, Maturing September 28, 2014	1,361,250
		Crown Americas, Inc.
EUR	990,000	Term Loan, 6.25%, Maturing November 15, 2012	1,349,618
1,361,250		Term Loan, 7.31%, Maturing November 15, 2012	1,323,816
		Graham Packaging Holdings Co.
14,064,750		Term Loan, 7.63%, Maturing October 7, 2011	13,742,428
		Graphic Packaging International, Inc.
19,004,500		Term Loan, 7.44%, Maturing May 16, 2014	18,782,775
		IPG (US), Inc.
3,157,585		Term Loan, 8.09%, Maturing July 28, 2011	3,078,646
		JSG Acquisitions
EUR	5,500,000	Term Loan, 6.18%, Maturing December 31, 2014	7,252,635
EUR	5,500,000	Term Loan, 6.19%, Maturing December 31, 2014	7,291,294
		OI European Group B.V.
EUR	3,910,000	Term Loan, 5.64%, Maturing June 14, 2013	5,086,004
		Owens-Brockway Glass Container
4,887,500		Term Loan, 6.86%, Maturing June 14, 2013	4,719,492
		Pregis Corp.
EUR	2,456,250	Term Loan, 6.66%, Maturing October 12, 2012	3,365,225
		Smurfit-Stone Container Corp.
1,986,462		Term Loan, 5.22%, Maturing November 1, 2011	1,953,872
7,108,233		Term Loan, 7.38%, Maturing November 1, 2011	6,991,615
4,481,789		Term Loan, 7.38%, Maturing November 1, 2011	4,408,260
			$96,356,496
Cosmetics/Toiletries — 0.4%
		American Safety Razor Co.
$1,000,000		Term Loan, 11.69%, Maturing July 31, 2014	$1,000,000
		KIK Custom Products, Inc.
431,707		Term Loan, 7.61%, Maturing May 31, 2014	397,171
2,518,293		Term Loan, 7.61%, Maturing May 31, 2014	2,316,829
		Prestige Brands, Inc.
5,736,856		Term Loan, 7.76%, Maturing April 7, 2011	5,650,804
			$9,364,804

Drugs — 1.1%
		Chattem, Inc.
	$1,535,625	Term Loan, 7.11%, Maturing January 2, 2013	$1,508,752
		Graceway Pharmaceuticals, LLC
	5,751,667	Term Loan, 8.11%, Maturing May 3, 2012	5,430,534
		Pharmaceutical Holdings Corp.
	2,345,313	Term Loan, 8.76%, Maturing January 30, 2012	2,274,953
		Stiefel Laboratories, Inc.
	1,908,148	Term Loan, 7.61%, Maturing December 28, 2013	1,853,289
	2,494,727	Term Loan, 7.61%, Maturing December 28, 2013	2,423,004
		Warner Chilcott Corp.
	9,584,213	Term Loan, 7.36%, Maturing January 18, 2012	9,272,726
	2,640,364	Term Loan, 7.36%, Maturing January 18, 2012	2,554,552
			$25,317,810
Ecological Services and Equipment — 0.8%
		Allied Waste Industries, Inc.
	$3,402,869	Term Loan, 5.32%, Maturing January 15, 2012	$3,316,803
	2,725,137	Term Loan, 6.84%, Maturing January 15, 2012	2,656,213
		Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 6.16%, Maturing April 1, 2015	5,298,500
		Duratek, Inc.
	636,261	Term Loan, 7.66%, Maturing June 7, 2013	611,606
		EnergySolutions, LLC
	1,327,299	Term Loan, 7.66%, Maturing June 7, 2013	1,275,867
	67,415	Term Loan, 7.84%, Maturing June 7, 2013	64,802
		Environmental Systems, Inc.
	500,000	Term Loan, 12.49%, Maturing December 12, 2010 (4)	257,200
		IESI Corp.
	1,000,000	Term Loan, 7.26%, Maturing January 20, 2012	983,750
		Sensus Metering Systems, Inc.
	305,616	Term Loan, 7.37%, Maturing December 17, 2010	299,504
	3,249,831	Term Loan, 7.41%, Maturing December 17, 2010	3,184,835
		Waste Services, Inc.
	1,390,947	Term Loan, 7.58%, Maturing March 31, 2011	1,356,173
			$19,305,253
Electronics/Electrical — 2.6%
		AMI Semiconductor, Inc.
	$1,131,467	Term Loan, 6.86%, Maturing April 1, 2012	$1,108,838
		Aspect Software, Inc.
	6,103,875	Term Loan, 8.36%, Maturing July 11, 2011	5,768,162
		EnerSys Capital, Inc.
	3,589,462	Term Loan, 7.12%, Maturing March 17, 2011	3,504,213
		FCI International S.A.S.
	687,820	Term Loan, 7.76%, Maturing November 1, 2013	652,139
	662,180	Term Loan, 7.76%, Maturing November 1, 2013	627,829

$662,180		Term Loan, 7.76%, Maturing November 1, 2013	$640,107
687,820		Term Loan, 7.76%, Maturing November 1, 2013	664,893
		Fender Musical Instruments Corp.
983,333		Term Loan, 0.00%, Maturing June 9, 2014 (3)	924,333
1,966,667		Term Loan, 7.65%, Maturing June 9, 2014	1,848,667
		Freescale Semiconductor, Inc.
13,487,250		Term Loan, 7.11%, Maturing December 1, 2013	12,658,094
		Ganymed 347 VV GmbH
EUR	329,460	Term Loan, 6.87%, Maturing April 30, 2013	439,003
EUR	670,540	Term Loan, 6.87%, Maturing April 30, 2013	893,489
EUR	329,460	Term Loan, 7.37%, Maturing April 30, 2014	439,593
EUR	670,540	Term Loan, 7.37%, Maturing April 30, 2014	897,545
		Hunter Fan Co.
162,857		Term Loan, 0.00%, Maturing April 16, 2014 (3)	154,714
1,733,207		Term Loan, 8.03%, Maturing April 16, 2014	1,646,547
		Infor Enterprise Solutions Holdings
EUR	1,990,000	Term Loan, 7.16%, Maturing July 28, 2012	2,597,571
8,054,846		Term Loan, 9.11%, Maturing July 28, 2012	7,672,241
4,202,529		Term Loan, 9.11%, Maturing July 28, 2012	4,002,908
500,000		Term Loan, 11.11%, Maturing March 2, 2014	478,750
		Invensys International Holding
1,083,333		Term Loan, 7.36%, Maturing December 15, 2010	1,061,667
1,166,667		Term Loan, 7.36%, Maturing January 15, 2011	1,144,792
		Network Solutions, LLC
2,532,026		Term Loan, 7.86%, Maturing March 7, 2014	2,392,765
		Open Solutions, Inc.
5,562,041		Term Loan, 7.49%, Maturing January 23, 2014	5,200,508
		VeriFone, Inc.
237,500		Term Loan, 7.11%, Maturing October 31, 2013	229,188
		Vertafore, Inc.
4,937,625		Term Loan, 8.01%, Maturing January 31, 2012	4,764,808
			$62,413,364
Equipment Leasing — 0.4%
		Maxim Crane Works, L.P.
$2,925,000		Term Loan, 7.36%, Maturing June 29, 2014	$2,720,250
		United Rentals, Inc.
1,726,985		Term Loan, 5.32%, Maturing February 14, 2011	1,710,256
4,195,454		Term Loan, 7.32%, Maturing February 14, 2011	4,154,813
			$8,585,319
Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
$3,717,900		Term Loan, 7.05%, Maturing February 28, 2014	$3,629,600
		United Agri Products, Inc.
1,977,513		Term Loan, 7.36%, Maturing June 8, 2012	1,947,850
			$5,577,450

Financial Intermediaries — 1.3%
		Citco III, Ltd.
$2,775,000		Term Loan, 7.63%, Maturing June 30, 2014	$2,670,938
		Coinstar, Inc.
1,718,582		Term Loan, 7.36%, Maturing July 7, 2011	1,692,803
		E.A. Viner International Co.
335,000		Term Loan, 7.86%, Maturing July 31, 2013	330,813
		Grosvenor Capital Management
1,539,467		Term Loan, 7.35%, Maturing December 5, 2013	1,493,283
		INVESTools, Inc.
1,625,000		Term Loan, 8.61%, Maturing August 13, 2012	1,592,500
		iPayment, Inc.
2,937,813		Term Loan, 7.40%, Maturing May 10, 2013	2,776,233
		Jupiter Asset Management Group
GBP	1,550,000	Term Loan, 8.74%, Maturing June 30, 2015	2,927,118
		LPL Holdings, Inc.
11,875,213		Term Loan, 7.36%, Maturing December 18, 2014	11,400,204
		Oxford Acquisition III, Ltd.
3,300,000		Term Loan, 7.11%, Maturing May 24, 2014	3,095,400
		RJO Holdings Corp. (RJ O’Brien)
1,525,000		Term Loan, 8.51%, Maturing July 31, 2014	1,456,375
		The Geo Group, Inc.
894,110		Term Loan, 6.98%, Maturing January 24, 2014	887,404
			$30,323,071
Food Products — 4.0%
		Advantage Sales & Marketing, Inc.
$1,400,000		Term Loan, 7.46%, Maturing March 29, 2013	$1,338,750
5,158,897		Term Loan, 7.46%, Maturing March 29, 2013	4,933,195
		American Seafoods Group, LLC
1,959,425		Term Loan, 7.11%, Maturing September 30, 2012	1,910,440
		BF Bolthouse HoldCo, LLC
2,019,250		Term Loan, 7.63%, Maturing December 16, 2012	1,951,100
1,000,000		Term Loan, 10.86%, Maturing December 16, 2013	976,250
		BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 8.23%, Maturing December 20, 2013	2,954,474
GBP	1,500,000	Term Loan, 8.05%, Maturing December 31, 2013	2,952,774
GBP	1,500,000	Term Loan, 8.73%, Maturing December 20, 2014	2,970,107
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 6.48%, Maturing December 31, 2013	1,309,693
EUR	1,000,000	Term Loan, 7.18%, Maturing December 31, 2014	1,314,563
		Charden International B.V.
EUR	750,000	Term Loan, 6.54%, Maturing March 14, 2014	996,558
EUR	750,000	Term Loan, 7.04%, Maturing March 14, 2015	1,001,670
		Chiquita Brands, LLC
3,108,442		Term Loan, 8.56%, Maturing June 28, 2012	3,046,273

		Dean Foods Co.
$12,244,313		Term Loan, 6.86%, Maturing April 2, 2014	$11,907,594
		Del Monte Corp.
2,089,544		Term Loan, 7.00%, Maturing February 8, 2012	2,056,569
		Dole Food Company, Inc.
525,581		Term Loan, 5.23%, Maturing April 12, 2013	497,519
3,892,587		Term Loan, 7.47%, Maturing April 12, 2013	3,684,750
1,167,776		Term Loan, 7.58%, Maturing April 12, 2013	1,105,425
		Foodvest Limited
EUR	361,667	Term Loan, 6.59%, Maturing March 16, 2014	476,138
GBP	250,000	Term Loan, 8.33%, Maturing March 16, 2014	491,026
EUR	331,746	Term Loan, 7.09%, Maturing March 16, 2015	439,008
GBP	229,317	Term Loan, 8.83%, Maturing March 16, 2015	452,137
		JRD Holdings, Inc.
2,082,813		Term Loan, 7.82%, Maturing June 26, 2014	2,012,518
		Michael Foods, Inc.
3,472,526		Term Loan, 7.36%, Maturing November 21, 2010	3,353,158
		Nash-Finch Co.
2,735,537		Term Loan, 8.13%, Maturing November 12, 2010	2,612,438
		National Dairy Holdings, L.P.
4,568,097		Term Loan, 7.57%, Maturing March 15, 2012	4,408,214
		Pinnacle Foods Finance, LLC
3,000,000		Revolving Loan, 0.00%, Maturing April 2, 2013 (3)	2,910,000
13,225,000		Term Loan, 8.11%, Maturing April 2, 2014	12,673,954
		QCE Finance, LLC
4,264,462		Term Loan, 7.61%, Maturing May 5, 2013	4,089,146
		Reddy Ice Group, Inc.
7,975,000		Term Loan, 7.11%, Maturing August 9, 2012	7,855,375
		Ruby Acquisitions, Ltd.
GBP	1,000,000	Term Loan, 8.78%, Maturing January 5, 2015	1,933,847
		United Biscuit Holdco, Ltd.
EUR	536,692	Term Loan, 6.88%, Maturing December 14, 2014	707,867
GBP	1,713,045	Term Loan, 8.69%, Maturing December 14, 2014	3,341,767
			$94,664,297
Food Service — 1.8%
		AFC Enterprises, Inc.
$1,143,134		Term Loan, 7.63%, Maturing May 23, 2009	$1,120,271
		Aramark Corp.
GBP	1,094,500	Term Loan, 8.08%, Maturing January 27, 2014	2,135,912
		B&G Foods, Inc.
1,130,435		Term Loan, 7.51%, Maturing February 23, 2013	1,113,478
		Buffets, Inc.
539,583		Term Loan, 5.25%, Maturing May 1, 2013	511,255
4,064,990		Term Loan, 8.29%, Maturing November 1, 2013	3,851,578

		Burger King Corp.
	$3,163,672	Term Loan, 6.88%, Maturing June 30, 2012	$3,113,142
		CBRL Group, Inc.
	5,544,712	Term Loan, 6.86%, Maturing April 27, 2013	5,340,251
		Denny’s, Inc.
	253,333	Term Loan, 7.32%, Maturing March 31, 2012	249,533
	1,365,185	Term Loan, 7.38%, Maturing March 31, 2012	1,344,707
		Maine Beverage Co., LLC
	2,196,429	Term Loan, 7.11%, Maturing June 30, 2010	2,185,446
		NPC International, Inc.
	2,000,000	Term Loan, 7.12%, Maturing May 3, 2013	1,937,500
		OSI Restaurant Partners, LLC
	197,368	Term Loan, 5.18%, Maturing May 9, 2013	187,808
	2,427,632	Term Loan, 7.63%, Maturing May 9, 2014	2,310,044
		RMK Acquisition Corp. (Aramark)
	740,615	Term Loan, 5.36%, Maturing January 26, 2014	715,990
	10,663,832	Term Loan, 7.36%, Maturing January 26, 2014	10,309,260
		Sagittarius Restaurants, LLC
	1,259,063	Term Loan, 7.61%, Maturing March 29, 2013	1,186,666
		Selecta
GBP	2,500,000	Term Loan, 8.61%, Maturing June 28, 2015	5,042,625
			$42,655,466
Food/Drug Retailers — 1.3%
		General Nutrition Centers, Inc.
	$3,591,000	Term Loan, 7.61%, Maturing September 16, 2013	$3,369,554
		Rite Aid Corp.
	12,800,000	Term Loan, 7.18%, Maturing June 1, 2014	12,528,000
		Roundy’s Supermarkets, Inc.
	12,175,317	Term Loan, 8.11%, Maturing November 3, 2011	12,038,345
		Supervalu, Inc.
	2,621,613	Term Loan, 6.86%, Maturing June 1, 2012	2,563,447
			$30,499,346
Forest Products — 1.7%
		Appleton Papers, Inc.
	$4,450,000	Term Loan, 7.11%, Maturing June 5, 2014	$4,260,875
		Georgia-Pacific Corp.
	11,940,000	Term Loan, 7.11%, Maturing December 20, 2012	11,464,692
	20,369,751	Term Loan, 7.12%, Maturing December 20, 2012	19,558,872
		NewPage Corp.
	2,082,924	Term Loan, 7.63%, Maturing May 2, 2011	2,051,680
		Xerium Technologies, Inc.
	2,961,395	Term Loan, 8.11%, Maturing May 18, 2012	2,789,264
			$40,125,383

Healthcare — 8.8%
		Accellent, Inc.
$2,699,049		Term Loan, 8.01%, Maturing November 22, 2012	$2,570,844
		Alliance Imaging, Inc.
4,428,777		Term Loan, 7.90%, Maturing December 29, 2011	4,354,042
		American Achievement Corp.
1,215,570		Term Loan, 7.72%, Maturing March 25, 2011	1,185,181
		American Medical Systems
4,599,222		Term Loan, 7.58%, Maturing July 20, 2012	4,553,230
		AMN Healthcare, Inc.
1,263,341		Term Loan, 7.11%, Maturing November 2, 2011	1,227,020
		AMR HoldCo, Inc.
1,804,368		Term Loan, 7.35%, Maturing February 10, 2012	1,761,514
		Biomet, Inc.
9,475,000		Term Loan, Maturing December 26, 2014 (2)	9,119,688
EUR	4,100,000	Term Loan, Maturing December 26, 2014 (2)	5,582,338
		Capio AB
EUR	454,102	Term Loan, 6.70%, Maturing April 24, 2015	602,203
EUR	545,898	Term Loan, 6.70%, Maturing April 24, 2015	723,937
EUR	454,102	Term Loan, 6.82%, Maturing April 16, 2016	604,954
EUR	545,898	Term Loan, 6.82%, Maturing April 24, 2016	727,244
		Cardinal Health 409, Inc.
6,075,000		Term Loan, 7.61%, Maturing April 10, 2014	5,599,127
		Carestream Health, Inc.
5,950,000		Term Loan, 7.37%, Maturing April 30, 2013	5,570,688
		Carl Zeiss Vision Holding GMBH
3,700,889		Term Loan, 7.84%, Maturing March 23, 2015	3,617,619
		Community Health Systems, Inc.
1,701,469		Term Loan, 0.00%, Maturing July 25, 2014 (3)	1,640,855
25,798,531		Term Loan, 7.76%, Maturing July 25, 2014	24,879,458
		Concentra, Inc.
2,200,000		Term Loan, 7.61%, Maturing June 25, 2014	2,057,000
		ConMed Corp.
1,513,660		Term Loan, 7.01%, Maturing April 13, 2013	1,472,034
		CRC Health Corp.
3,520,658		Term Loan, 7.61%, Maturing February 6, 2013	3,437,042
1,389,500		Term Loan, 7.86%, Maturing February 6, 2013	1,356,499
		Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 6.65%, Maturing June 12, 2015	1,749,583
		DaVita, Inc.
13,807,224		Term Loan, 6.88%, Maturing October 5, 2012	13,434,429
		Emdeon Business Services, LLC
4,656,257		Term Loan, 7.61%, Maturing November 16, 2013	4,470,007
		Encore Medical Finance, LLC
2,878,250		Term Loan, 7.84%, Maturing November 3, 2013	2,820,685

		FHC Health Systems, Inc.
$504,799		Term Loan, 12.07%, Maturing December 18, 2009	$509,847
	353,360	Term Loan, 14.07%, Maturing December 18, 2009	363,960
		Gambro Holding AB
	1,500,000	Term Loan, 7.87%, Maturing June 5, 2014	1,449,750
	1,500,000	Term Loan, 8.37%, Maturing June 5, 2015	1,455,750
		HCA, Inc.
	19,701,000	Term Loan, 7.61%, Maturing November 18, 2013	19,034,555
		Health Management Association, Inc.
	9,827,875	Term Loan, 7.11%, Maturing February 28, 2014	9,273,524
		HealthSouth Corp.
	3,830,987	Term Loan, 7.86%, Maturing March 10, 2013	3,699,776
		IASIS Healthcare, LLC
	971,781	Term Loan, 5.70%, Maturing March 14, 2014 (3)	914,081
	2,836,968	Term Loan, 7.36%, Maturing March 14, 2014	2,668,523
	259,141	Term Loan, 7.72%, Maturing March 14, 2014	243,755
		IM U.S. Holdings, LLC
	3,925,000	Term Loan, 7.34%, Maturing June 26, 2014	3,772,906
		Invacare Corp.
	3,582,000	Term Loan, 7.59%, Maturing February 12, 2013	3,443,198
		inventiv Health, Inc.
	178,571	Term Loan, 0.00%, Maturing July 6, 2014 (3)	171,429
	2,946,429	Term Loan, 7.11%, Maturing July 6, 2014	2,828,571
		Leiner Health Products, Inc.
	3,152,500	Term Loan, 9.83%, Maturing May 27, 2011	3,014,578
		LifeCare Holdings, Inc.
	3,242,250	Term Loan, 8.36%, Maturing August 11, 2012	3,039,609
		LifePoint Hospitals, Inc.
	6,327,801	Term Loan, 7.17%, Maturing April 15, 2012	6,133,354
		Magellan Health Services, Inc.
	1,749,249	Term Loan, 5.21%, Maturing August 15, 2008	1,723,011
	874,625	Term Loan, 7.11%, Maturing August 15, 2008	861,505
		Matria Healthcare, Inc.
	1,393,306	Term Loan, 7.42%, Maturing January 19, 2012	1,357,603
		MultiPlan Merger Corp.
	1,725,833	Term Loan, 8.07%, Maturing April 12, 2013	1,672,980
	1,360,059	Term Loan, 8.07%, Maturing April 12, 2013	1,318,407
		National Mentor Holdings, Inc.
	190,400	Term Loan, 5.32%, Maturing June 29, 2013	178,976
	3,177,504	Term Loan, 7.43%, Maturing June 29, 2013	2,986,854
		Nyco Holdings
EUR	3,887,500	Term Loan, 6.66%, Maturing December 29, 2014	5,015,441
EUR	3,887,500	Term Loan, 7.16%, Maturing December 29, 2015	5,044,589
		P&F Capital S.A.R.L.
EUR	313,835	Term Loan, 6.79%, Maturing February 21, 2014	418,239
EUR	97,573	Term Loan, 7.29%, Maturing February 21, 2014	130,032

EUR	187,852	Term Loan, 7.29%, Maturing February 21, 2014	$250,345
EUR	150,740	Term Loan, 7.29%, Maturing February 21, 2014	200,887
EUR	141,892	Term Loan, 7.29%, Maturing February 21, 2015	189,847
EUR	52,703	Term Loan, 7.29%, Maturing February 21, 2015	70,515
EUR	109,459	Term Loan, 7.29%, Maturing February 21, 2015	146,454
EUR	445,946	Term Loan, 7.29%, Maturing February 21, 2015	596,663
		RadNet Management, Inc.
1,641,750		Term Loan, 8.86%, Maturing November 15, 2012	1,641,750
		Renal Advantage, Inc.
1,105,666		Term Loan, 7.86%, Maturing October 5, 2012	1,062,821
		Select Medical Holding Corp.
6,156,111		Term Loan, 7.49%, Maturing February 24, 2012	5,858,568
		Sunrise Medical Holdings, Inc.
2,692,477		Term Loan, 9.52%, Maturing May 13, 2010	2,463,617
		Vanguard Health Holding Co., LLC
6,907,452		Term Loan, 7.61%, Maturing September 23, 2011	6,639,788
		Viant Holdings, Inc.
1,750,000		Term Loan, 7.61%, Maturing June 25, 2014	1,645,000
			$208,608,279
Home Furnishings — 1.3%
		Interline Brands, Inc.
$2,797,826		Term Loan, 7.26%, Maturing June 23, 2013	$2,713,891
1,934,783		Term Loan, 7.26%, Maturing June 23, 2013	1,876,739
		Jarden Corp.
2,000,000		Term Loan, 7.84%, Maturing January 24, 2012	1,966,250
		National Bedding Co., LLC
1,876,844		Term Loan, 7.43%, Maturing August 31, 2011	1,776,746
		Oreck Corp.
1,263,166		Term Loan, 10.00%, Maturing February 2, 2012	1,007,375
		Sanitec, Ltd. Oy
EUR	3,000,000	Term Loan, 7.05%, Maturing April 7, 2013	3,845,273
EUR	3,000,000	Term Loan, 7.55%, Maturing April 7, 2014	3,859,223
		Sealy Mattress Co.
3,468,750		Term Loan, 7.00%, Maturing August 25, 2012	3,338,672
		Simmons Co.
9,060,869		Term Loan, 7.41%, Maturing December 19, 2011	8,834,347
2,000,000		Term Loan, 10.65%, Maturing February 15, 2012	1,853,334
			$31,071,850
Industrial Equipment — 2.3%
		Aearo Technologies, Inc.
$2,300,000		Term Loan, 7.61%, Maturing July 2, 2014	$2,196,500
		Alliance Laundry Holdings, LLC
1,572,766		Term Loan, 7.61%, Maturing January 27, 2012	1,549,174
		Colfax Corp.
5,009,219		Term Loan, 7.63%, Maturing May 30, 2009	4,950,360

		EPD Holdings
$459,375		Term Loan, 0.00%, Maturing July 13, 2014 (3)	$443,297
3,215,625		Term loan, 7.86%, Maturing July 13, 2014	3,103,078
1,000,000		Term Loan, 11.11%, Maturing July 13, 2015	959,167
		Flowserve Corp.
6,889,363		Term Loan, 6.88%, Maturing August 10, 2012	6,779,133
		Foamex L.P.
4,000,000		Term Loan, 7.66%, Maturing February 12, 2013	3,690,000
		Generac Acquisition Corp.
3,786,750		Term Loan, 7.86%, Maturing November 7, 2013	3,391,845
2,000,000		Term Loan, 11.36%, Maturing April 7, 2014	1,390,834
		Gleason Corp.
1,793,939		Term Loan, 7.38%, Maturing June 30, 2013	1,754,697
606,060		Term Loan, 7.38%, Maturing June 30, 2013	592,802
		John Maneely Co.
5,831,257		Term Loan, 8.61%, Maturing December 8, 2013	5,267,567
		KION Group GmbH
750,000		Term Loan, 7.58%, Maturing December 23, 2014	714,375
750,000		Term Loan, 7.83%, Maturing December 23, 2015	716,042
		Polypore, Inc.
EUR	742,997	Term Loan, 6.68%, Maturing July 3, 2014	987,569
8,500,000		Term Loan, 7.92%, Maturing July 3, 2014	8,096,250
		TFS Acquisition Corp.
1,960,188		Term Loan, 8.86%, Maturing August 11, 2013	1,911,183
		TNT Logistics Holdings
EUR	435,446	Term Loan, 6.92%, Maturing January 4, 2014	581,936
EUR	265,139	Term Loan, 7.42%, Maturing January 4, 2014	354,335
EUR	450,236	Term Loan, 7.42%, Maturing January 4, 2014	601,700
EUR	553,343	Term Loan, 7.42%, Maturing January 4, 2014	739,494
3,511,842		Term Loan, 8.33%, Maturing January 4, 2014	3,476,724
413,158		Term Loan, 8.36%, Maturing January 4, 2014	409,026
			$54,657,088
Insurance — 0.8%
		CCC Information Services Group
$2,073,778		Term Loan, 7.86%, Maturing February 10, 2013	$2,011,564
		Conseco, Inc.
10,564,063		Term Loan, 7.51%, Maturing October 10, 2013	9,936,821
		Hilb, Rogal & Hobbs Co.
2,888,438		Term Loan, 6.86%, Maturing April 26, 2013	2,818,936
		Hub International Holdings, Inc.
2,267,157		Term Loan, 7.86%, Maturing June 13, 2014	2,183,555
507,843		Term Loan, 8.01%, Maturing June 13, 2014 (3)	489,116
		U.S.I. Holdings Corp.
2,775,000		Term Loan, 8.11%, Maturing May 4, 2014	2,622,375
			$20,062,367

Leisure Goods/Activities/Movies — 5.6%
	24 Hour Fitness Worldwide, Inc.
$5,806,500	Term Loan, 7.87%, Maturing June 8, 2012	$5,733,919
	AMC Entertainment, Inc.
6,057,750	Term Loan, 7.32%, Maturing January 26, 2013	5,817,603
	Bombardier Recreational Product
5,650,633	Term Loan, 7.86%, Maturing June 28, 2013	5,507,011
	Carmike Cinemas, Inc.
2,984,449	Term Loan, 8.61%, Maturing May 19, 2012	2,947,143
2,207,193	Term Loan, 8.75%, Maturing May 19, 2012	2,179,603
	Cedar Fair, L.P.
10,949,450	Term Loan, 7.57%, Maturing August 30, 2012	10,665,071
	Cinemark, Inc.
10,475,858	Term Loan, 7.23%, Maturing October 5, 2013	10,056,823
	Deluxe Entertainment Services
96,457	Term Loan, 5.26%, Maturing January 28, 2011	92,598
2,160,630	Term Loan, 7.61%, Maturing January 28, 2011	2,074,205
192,913	Term Loan, 7.61%, Maturing January 28, 2011	185,197
	DW Funding, LLC
2,546,650	Term Loan, 7.31%, Maturing April 30, 2011	2,533,917
	Easton-Bell Sports, Inc.
1,492,443	Term Loan, 7.11%, Maturing March 16, 2012	1,433,678
	HEI Acquisition, LLC
3,000,000	Term Loan, 9.36%, Maturing April 13, 2014	2,730,000
	Metro-Goldwyn-Mayer Holdings, Inc.
20,167,200	Term Loan, 8.61%, Maturing April 8, 2012	19,131,332
	National CineMedia, LLC
2,700,000	Term Loan, 7.11%, Maturing February 13, 2015	2,559,376
	Regal Cinemas Corp.
12,656,862	Term Loan, 6.86%, Maturing November 10, 2010	12,160,081
	Revolution Studios Distribution Co., LLC
4,987,547	Term Loan, 9.32%, Maturing December 21, 2014	4,912,734
2,825,000	Term Loan, 12.57%, Maturing June 21, 2015	2,782,625
	Six Flags Theme Parks, Inc.
7,276,591	Term Loan, 7.75%, Maturing April 30, 2015	6,824,402
	Southwest Sports Group, LLC
3,725,000	Term Loan, 7.88%, Maturing December 22, 2010	3,687,750
	Universal City Development Partners, Ltd.
6,256,073	Term Loan, 7.42%, Maturing June 9, 2011	6,099,671
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (3)	2,778,750
20,195,987	Term Loan, 7.48%, Maturing February 28, 2011	19,814,162
		$132,707,651

Lodging and Casinos — 4.8%
		Ameristar Casinos, Inc.
$3,570,625		Term Loan, 6.93%, Maturing November 10, 2012	$3,525,992
		Bally Technologies, Inc.
8,072,483		Term Loan, 8.64%, Maturing September 5, 2009	7,978,301
		CCM Merger, Inc.
2,851,772		Term Loan, 7.39%, Maturing April 25, 2012	2,773,348
		Choctaw Resort Development Enterprise
1,354,435		Term Loan, 7.07%, Maturing November 4, 2011	1,330,732
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 5.70%, Maturing June 30, 2014 (3)	1,992,900
EUR	1,500,000	Term Loan, 6.00%, Maturing June 30, 2015 (3)	2,003,125
		Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 8.34%, Maturing November 20, 2014	971,210
GBP	500,000	Term Loan, 8.84%, Maturing November 20, 2015	976,252
		Gala Electric Casinos, Ltd.
GBP	4,521,145	Term Loan, 8.52%, Maturing December 12, 2013	8,864,161
GBP	4,521,467	Term Loan, 9.02%, Maturing December 12, 2014	8,907,858
		Green Valley Ranch Gaming, LLC
1,657,960		Term Loan, 7.54%, Maturing February 16, 2014	1,583,352
		Herbst Gaming, Inc.
2,934,313		Term Loan, 8.36%, Maturing December 2, 2011	2,873,792
5,256,917		Term Loan, 8.36%, Maturing December 2, 2011	5,148,493
		Isle of Capri Casinos, Inc.
4,529,412		Term Loan, Maturing November 30, 2013 (2)	4,348,236
1,358,824		Term Loan, Maturing November 30, 2013 (2)	1,304,471
1,811,764		Term Loan, Maturing November 30, 2013 (2)	1,739,293
		Las Vegas Sands Corp.
11,440,000		Term Loan, 7.11%, Maturing May 23, 2014	10,912,330
		LodgeNet Entertainment Corp.
2,750,000		Term Loan, 7.36%, Maturing April 4, 2014	2,640,000
		New World Gaming Partners, Ltd.
3,354,167		Term Loan, Maturing June 30, 2014 (2)	3,236,771
670,833		Term Loan, Maturing June 30, 2014 (2)	647,354
		Penn National Gaming, Inc.
23,121,500		Term Loan, 7.11%, Maturing October 3, 2012	22,851,741
		Seminole Tribe of Florida
408,097		Term Loan, 5.35%, Maturing March 5, 2014 (3)	398,405
1,377,328		Term Loan, 6.88%, Maturing March 5, 2014	1,344,616
1,364,575		Term Loan, 6.88%, Maturing March 5, 2014	1,332,166
		Trump Entertainment Resorts Holdings, L.P.
2,511,250		Term Loan, 7.86%, Maturing May 20, 2012	2,470,442
2,511,250		Term Loan, 7.90%, Maturing May 20, 2012	2,470,442
		Venetian Casino Resort, LLC
2,860,000		Term Loan, 0.00%, Maturing May 14, 2014 (3)	2,728,083

		VML US Finance, LLC
$1,400,000		Term Loan, 7.74%, Maturing May 25, 2012	$1,360,250
2,800,000		Term Loan, 7.61%, Maturing May 25, 2013	2,720,500
		Wimar Opco, LLC
2,784,551		Term Loan, 7.61%, Maturing January 3, 2012	2,661,733
			$114,096,349
Nonferrous Metals/Minerals — 1.9%
		Almatis Holdings BV
EUR	367,294	Term Loan, 6.48%, Maturing April 26, 2015	$482,876
EUR	745,528	Term Loan, 6.48%, Maturing April 26, 2015	981,404
EUR	987,178	Term Loan, 6.48%, Maturing April 26, 2015	1,299,510
EUR	367,294	Term Loan, 6.86%, Maturing April 26, 2016	485,379
EUR	987,178	Term Loan, 6.86%, Maturing April 26, 2016	1,307,921
EUR	745,528	Term Loan, 6.86%, Maturing April 26, 2016	987,756
		Alpha Natural Resources, LLC
2,881,125		Term Loan, 7.11%, Maturing October 26, 2012	2,841,510
		Euramax Europe B.V.
EUR	1,394,640	Term Loan, 7.45%, Maturing June 29, 2012	1,877,478
		Euramax International, Inc.
2,127,954		Term Loan, 8.38%, Maturing June 28, 2012	1,991,765
		Magnum Coal Co.
5,947,443		Term Loan, 8.60%, Maturing March 15, 2013	5,709,545
602,273		Term Loan, 8.76%, Maturing March 15, 2013	578,182
		Murray Energy Corp.
1,540,500		Term Loan, 8.54%, Maturing January 28, 2010	1,494,285
		Neo Material Technologies, Inc.
4,000,000		Term Loan, 9.00%, Maturing August 31, 2009	3,980,000
		Noranda Aluminum Acquisition
1,317,500		Term Loan, 7.51%, Maturing May 18, 2014	1,283,739
		Novelis, Inc.
2,109,375		Term Loan, 7.36%, Maturing June 28, 2014	2,051,367
4,640,625		Term Loan, 7.36%, Maturing June 28, 2014	4,513,008
		Oxbow Carbon and Mineral Holdings
4,356,531		Term Loan, 7.37%, Maturing May 8, 2014	4,037,054
382,550		Term Loan, 7.51%, Maturing May 8, 2014	354,497
		Stillwater Mining Co.
1,320,000		Revolving Loan, 5.88%, Maturing July 30, 2009 (3)	1,300,200
4,349,113		Term Loan, 7.81%, Maturing July 30, 2010	4,305,621
		Thompson Creek Metals Co.
2,615,735		Term Loan, 10.10%, Maturing October 26, 2012	2,589,578
			$44,452,675
Oil and Gas — 2.7%
		Atlas Pipeline Partners, L.P.
$5,100,000		Term Loan, 8.14%, Maturing July 20, 2014	$5,010,750

	Big West Oil, LLC
$1,333,750	Term Loan, 0.00%, Maturing May 1, 2014 (3)	$1,268,730
1,091,250	Term Loan, 7.61%, Maturing May 1, 2014	1,038,052
	Dresser, Inc.
5,875,000	Term Loan, 8.01%, Maturing May 4, 2014	5,676,719
	Dynegy Holdings, Inc.
767,021	Term Loan, 6.82%, Maturing April 2, 2013	731,163
4,382,979	Term Loan, 7.01%, Maturing April 2, 2013	4,178,074
	El Paso Corp.
4,150,000	Term Loan, 5.22%, Maturing July 31, 2011	4,085,156
	Energy Transfer Equity, L.P.
5,825,000	Term Loan, 7.11%, Maturing February 8, 2012	5,673,305
	Hercules Offshore, Inc.
2,300,000	Term Loan, 7.11%, Maturing July 6, 2013	2,254,000
	Key Energy Services, Inc.
4,102,525	Term Loan, 7.93%, Maturing June 30, 2012	4,030,731
	Kinder Morgan, Inc.
8,727,273	Term Loan, 7.07%, Maturing May 21, 2014	8,323,636
	Niska Gas Storage
664,482	Term Loan, 7.11%, Maturing May 13, 2011	648,977
781,818	Term Loan, 7.28%, Maturing May 13, 2011	763,576
450,113	Term Loan, 7.33%, Maturing May 13, 2011	439,611
4,092,276	Term Loan, 7.11%, Maturing May 12, 2013	3,996,791
	Primary Natural Resources, Inc.
1,975,000	Term Loan, 9.32%, Maturing July 28, 2010 (4)	1,953,670
	Targa Resources, Inc.
1,225,740	Term Loan, 5.24%, Maturing October 31, 2012	1,191,011
7,513,431	Term Loan, 7.54%, Maturing October 31, 2012	7,300,553
	Volnay Acquisition Co.
4,564,500	Term Loan, 7.36%, Maturing January 12, 2014	4,370,509
	Western Refining, LLC
650,000	Term Loan, 7.07%, Maturing June 2, 2014	620,141
		$63,555,155
Publishing — 9.6%
	American Media Operations, Inc.
$12,000,000	Term Loan, 8.80%, Maturing January 31, 2013	$11,520,000
	Aster Zweite Beteiligungs GMBG
2,475,000	Term Loan, 7.62%, Maturing September 27, 2013	2,366,100
	Black Press US Partnership
663,850	Term Loan, 7.54%, Maturing August 2, 2013	650,988
1,093,400	Term Loan, 7.54%, Maturing August 2, 2013	1,072,215
	CanWest MediaWorks, Ltd.
2,693,250	Term Loan, 7.54%, Maturing July 10, 2014	2,612,453
	CBD Media, LLC
2,255,000	Term Loan, 8.07%, Maturing December 31, 2009	2,221,175

		Dex Media East, LLC
$4,175,398		Term Loan, 6.87%, Maturing May 8, 2009	$4,110,158
		Dex Media West, LLC
	7,010,524	Term Loan, 6.93%, Maturing March 9, 2010	6,869,059
		Financiere Daunou S.A.
	1,411,871	Term Loan, 7.50%, Maturing May 31, 2015	1,346,572
	1,430,448	Term Loan, 7.75%, Maturing February 28, 2016	1,371,442
		GateHouse Media Operating, Inc.
	2,225,000	Term Loan, 7.33%, Maturing August 28, 2014	2,042,828
	2,061,957	Term Loan, 7.37%, Maturing August 28, 2014	1,888,408
	4,838,043	Term Loan, 7.51%, Maturing August 28, 2014	4,430,840
		Idearc, Inc.
	22,760,625	Term Loan, 7.36%, Maturing November 17, 2014	22,108,852
		Josten’s Corp.
	3,892,586	Term Loan, 7.33%, Maturing October 4, 2011	3,814,734
		MediaNews Group, Inc.
	2,994,750	Term Loan, 7.09%, Maturing August 2, 2013	2,874,960
		Mediannuaire Holding
EUR	500,000	Term Loan, 6.39%, Maturing October 10, 2014	648,715
EUR	500,000	Term Loan, 6.89%, Maturing October 10, 2015	652,124
		Merrill Communications, LLC
	5,666,772	Term Loan, 7.69%, Maturing February 9, 2009	5,546,353
		Nebraska Book Co., Inc.
	3,985,456	Term Loan, 7.83%, Maturing March 4, 2011	3,885,820
		Nelson Education, Ltd.
	1,550,000	Term Loan, 7.83%, Maturing July 5, 2014	1,453,125
		Newspaper Holdings, Inc.
	8,925,000	Term Loan, 6.88%, Maturing July 24, 2014	8,802,281
		Pages Juanes Groupe S.A.
EUR	3,100,000	Term Loan, 5.89%, Maturing October 24, 2013	4,014,771
		Penton Media, Inc.
	1,795,500	Term Loan, 7.61%, Maturing February 1, 2013	1,709,092
		Philadelphia Newspapers, LLC
	2,193,592	Term Loan, 8.86%, Maturing June 29, 2013	2,105,848
		R.H. Donnelley Corp.
	162,833	Term Loan, 6.77%, Maturing December 31, 2009	156,591
	10,219,977	Term Loan, 6.90%, Maturing June 30, 2010	9,928,278
		Reader’s Digest Association
	4,750,000	Revolving Loan, 6.00%, Maturing March 2, 2013 (3)	4,417,500
	16,359,000	Term Loan, 7.35%, Maturing March 2, 2014	15,172,973
		Riverdeep Interactive Learning USA, Inc.
	10,004,660	Term Loan, 8.11%, Maturing December 20, 2013	9,837,082
		Seat Pagine Gialle SpA
EUR	5,419,677	Term Loan, 6.22%, Maturing May 25, 2012	7,262,624
		Source Media, Inc.
	2,150,504	Term Loan, 7.61%, Maturing November 8, 2011	2,096,741
		SP Newsprint Co.
	4,511,111	Term Loan, 5.57%, Maturing January 9, 2010	4,353,222

		Springer Science+Business Media
$945,117		Term Loan, 7.75%, Maturing May 5, 2011	$916,921
1,023,877		Term Loan, 8.12%, Maturing May 5, 2012	998,237
945,117		Term Loan, 8.12%, Maturing May 5, 2012	921,647
		Sun Media Corp.
4,724,358		Term Loan, 7.11%, Maturing February 7, 2009	4,570,817
		The Star Tribune Co.
1,645,875		Term Loan, 7.61%, Maturing March 5, 2014	1,427,797
		TL Acquisitions, Inc.
7,200,000		Term Loan, 8.10%, Maturing July 5, 2014	6,834,002
		Trader Media Corp.
GBP	6,500,000	Term Loan, 8.08%, Maturing March 23, 2015	12,209,456
		Tribune Co.
8,160,000		Term Loan, 7.86%, Maturing May 17, 2009	7,990,974
8,500,000		Term Loan, 8.36%, Maturing May 17, 2014	7,749,612
		Valassis Communications, Inc.
1,566,895		Term Loan, 7.11%, Maturing March 2, 2014	1,454,600
		World Directories Acquisition
EUR	4,000,000	Term Loan, 6.72%, Maturing May 31, 2014	5,231,472
		Xsys US, Inc.
3,795,776		Term Loan, 7.57%, Maturing September 27, 2013	3,628,762
3,877,093		Term Loan, 7.57%, Maturing September 27, 2014	3,706,500
		Xsys, Inc.
EUR	1,546,742	Term Loan, 6.28%, Maturing September 27, 2014	2,027,678
1,290,100		Term Loan, 9.63%, Maturing September 27, 2015	1,235,271
		YBR Acquisition BV
EUR	750,000	Term Loan, 7.23%, Maturing June 30, 2013	1,002,577
EUR	2,500,000	Term Loan, 7.23%, Maturing June 30, 2013	3,341,922
EUR	750,000	Term Loan, 7.73%, Maturing June 30, 2014	1,007,515
EUR	2,500,000	Term Loan, 7.73%, Maturing June 30, 2014	3,358,383
		Yell Group, PLC
3,850,000		Term Loan, 7.57%, Maturing February 10, 2013	3,744,726
			$226,702,793
Radio and Television — 4.7%
		Block Communications, Inc.
$1,819,778		Term Loan, 7.36%, Maturing December 22, 2011	$1,756,085
		Cequel Communications, LLC
16,209,375		Term Loan, 7.38%, Maturing November 5, 2013	15,360,636
		Citadel Broadcasting Corp.
11,850,000		Term Loan, 6.99%, Maturing June 12, 2014	10,981,004
		CMP Susquehanna Corp.
4,198,857		Term Loan, 7.50%, Maturing May 5, 2013	4,005,710
		Discovery Communications, Inc.
8,050,000		Term Loan, 7.36%, Maturing April 30, 2014	7,845,393
		Emmis Operating Co.
2,277,150		Term Loan, 7.36%, Maturing November 2, 2013	2,203,143
		Gray Television, Inc.
3,960,000		Term Loan, 6.86%, Maturing January 19, 2015	3,737,250

		Intelsat Bermuda, Ltd.
$3,875,000		Term Loan, 7.86%, Maturing February 1, 2014	$3,775,703
		Intelsat Subsuduary Holding Co.
	2,728,753	Term Loan, 7.36%, Maturing July 3, 2013	2,663,945
		LBI Media, Inc.
	1,975,000	Term Loan, 7.07%, Maturing March 31, 2012	1,915,750
		NEP II, Inc.
	2,169,559	Term Loan, 7.61%, Maturing February 16, 2014	2,082,777
		Nexstar Broadcasting, Inc.
	4,560,809	Term Loan, 7.11%, Maturing October 1, 2012	4,366,974
	4,320,124	Term Loan, 7.11%, Maturing October 1, 2012	4,136,518
		NextMedia Operating, Inc.
	415,075	Term Loan, 7.33%, Maturing November 15, 2012	393,284
	933,929	Term Loan, 7.57%, Maturing November 15, 2012	884,898
		PanAmSat Corp.
	7,468,563	Term Loan, 7.36%, Maturing January 3, 2014	7,251,974
		Paxson Communications Corp.
	8,300,000	Term Loan, 8.61%, Maturing January 15, 2012	8,092,500
		Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 6.88%, Maturing June 25, 2014	7,614,500
		SFX Entertainment
	3,863,038	Term Loan, 8.16%, Maturing June 21, 2013	3,747,147
		Sirius Satellite Radio, Inc.
	1,500,000	Term Loan, 7.63%, Maturing December 19, 2012	1,406,250
		Spanish Broadcasting System
	6,207,125	Term Loan, 7.11%, Maturing June 10, 2012	5,896,769
		Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 6.37%, Maturing January 19, 2015	3,636,460
EUR	2,800,000	Term Loan, 6.62%, Maturing January 19, 2016	3,652,365
EUR	1,250,000	Term Loan, 7.62%, Maturing July 19, 2016	1,644,344
		Young Broadcasting, Inc.
	3,562,300	Term Loan, 7.88%, Maturing November 3, 2012	3,335,203
			$112,386,582
Rail Industries — 0.5%
		Kansas City Southern Railway Co.
$6,237,000		Term Loan, 7.20%, Maturing March 30, 2008	$6,092,769
		RailAmerica, Inc.
	5,125,000	Term Loan, 7.81%, Maturing August 14, 2008	5,003,281
			$11,096,050
Retailers (Except Food and Drug) — 2.8%
		Amscan Holdings, Inc.
$1,596,000		Term Loan, 7.63%, Maturing May 25, 2013	$1,492,260
		Claire’s Stores, Inc.
	1,175,000	Term Loan, 8.11%, Maturing May 24, 2014	1,084,182
		Coinmach Laundry Corp.
	11,529,789	Term Loan, 7.97%, Maturing December 19, 2012	11,328,018

		Cumberland Farms, Inc.
	$4,218,125	Term Loan, 7.36%, Maturing September 29, 2013	$4,154,853
		Harbor Freight Tools USA, Inc.
	7,265,013	Term Loan, 7.61%, Maturing July 15, 2010	6,986,523
		Home Interiors & Gifts, Inc.
	2,645,988	Term Loan, 10.35%, Maturing March 31, 2011	1,838,962
		Mapco Express, Inc.
	1,920,157	Term Loan, 8.11%, Maturing April 28, 2011	1,872,153
		Neiman Marcus Group, Inc.
	2,694,620	Term Loan, 7.11%, Maturing April 5, 2013	2,625,810
		Orbitz Worldwide, Inc.
	3,925,000	Term Loan, 8.34%, Maturing July 25, 2014	3,826,875
		Oriental Trading Co., Inc.
	1,000,000	Term Loan, 11.57%, Maturing January 31, 2013	940,000
	5,845,975	Term Loan, 7.81%, Maturing July 31, 2013	5,480,601
		Pamida Holdings Company, Inc.
	1,363,000	Revolving Loan, 6.63%, Maturing December 28, 2010 (3)	1,349,370
		Pantry, Inc. (The)
	788,889	Term Loan, 0.00%, Maturing May 15, 2014 (3)	745,500
	2,761,111	Term Loan, 7.32%, Maturing May 15, 2014	2,609,250
		Rent-A-Center, Inc.
	3,089,641	Term Loan, 7.16%, Maturing November 15, 2012	2,986,654
		Rover Acquisition Corp.
	2,992,481	Term Loan, 7.61%, Maturing October 26, 2013	2,902,707
		Savers, Inc.
	1,042,881	Term Loan, 8.09%, Maturing August 11, 2012	1,022,023
	1,187,740	Term Loan, 8.09%, Maturing August 11, 2012	1,163,985
		Shopko Stores, Inc.
	3,633,000	Revolving Loan, 7.07%, Maturing December 28, 2010 (3)	3,596,670
		The Yankee Candle Company, Inc.
	2,518,688	Term Loan, 7.36%, Maturing February 6, 2014	2,427,385
		Vivarte
EUR	2,500,000	Term Loan, 6.20%, Maturing May 29, 2015	3,144,605
EUR	2,500,000	Term Loan, 6.70%, Maturing May 29, 2016	3,156,776
			$66,735,162
Steel — 0.1%
		Algoma Acquisition Corp.
	$1,575,000	Term Loan, 7.86%, Maturing June 20, 2013	$1,508,063
		Gibraltar Industries, Inc.
	1,520,413	Term Loan, 7.13%, Maturing December 8, 2010	1,505,209
			$3,013,272
Surface Transport — 0.9%
		Delphi Acquisition Holding, Inc.
	$1,000,000	Term Loan, 7.74%, Maturing April 10, 2015	$969,375
	1,000,000	Term Loan, 8.24%, Maturing April 10, 2016	974,375
		Oshkosh Truck Corp.
	5,596,875	Term Loan, 7.11%, Maturing December 6, 2013	5,402,736

		Ozburn-Hessey Holding Co., LLC
$1,303,462		Term Loan, 8.57%, Maturing August 9, 2012	$1,251,324
		SIRVA Worldwide, Inc.
4,676,217		Term Loan, 12.61%, Maturing December 1, 2010	3,659,140
		Swift Transportation Co., Inc.
89,820		Term Loan, Maturing May 10, 2012 (2)	80,389
10,323,256		Term Loan, 8.38%, Maturing May 10, 2014	9,194,150
			$21,531,489
Telecommunications — 4.8%
		Alaska Communications Systems Holdings, Inc.
$6,600,000		Term Loan, 7.11%, Maturing February 1, 2012	$6,402,000
		American Cellular Corp.
840,375		Term Loan, 7.36%, Maturing March 15, 2014	833,862
		BCM Luxembourg, Ltd.
EUR	1,500,000	Term Loan, 5.90%, Maturing September 30, 2014	1,943,271
EUR	1,500,000	Term Loan, 6.15%, Maturing September 30, 2015	1,963,080
		Cellular South, Inc.
1,143,750		Term Loan, 0.00%, Maturing May 29, 2014 (3)	1,113,727
3,431,250		Term Loan, 7.12%, Maturing May 29, 2014	3,341,180
		Centennial Cellular Operating Co., LLC
9,175,000		Term Loan, 7.37%, Maturing February 9, 2011	8,959,387
		Cincinnati Bell, Inc.
1,184,813		Term Loan, 6.83%, Maturing August 31, 2012	1,159,635
		Consolidated Communications, Inc.
9,887,497		Term Loan, 7.11%, Maturing July 27, 2015	9,665,028
		Crown Castle Operating Co.
2,369,063		Term Loan, 6.84%, Maturing January 9, 2014	2,267,108
		FairPoint Communications, Inc.
8,075,000		Term Loan, 7.13%, Maturing February 8, 2012	7,863,031
		Hargray Acquisition Co.
1,325,000		Term Loan, 7.60%, Maturing June 29, 2014	1,298,500
		Iowa Telecommunications Services
3,234,000		Term Loan, 7.11%, Maturing November 23, 2011	3,145,065
		IPC Systems, Inc.
3,600,000		Term Loan, 7.61%, Maturing May 31, 2014	3,233,999
GBP	1,900,000	Term Loan, 8.27%, Maturing May 31, 2014	3,420,413
		Macquarie UK Broadcast Ventures, Ltd.
GBP	2,575,000	Term Loan, 8.63%, Maturing December 26, 2014	5,180,919
		NTelos, Inc.
5,242,255		Term Loan, 7.82%, Maturing August 24, 2011	5,119,938
		Stratos Global Corp.
3,390,750		Term Loan, 8.11%, Maturing February 13, 2012	3,327,173
		Triton PCS, Inc.
6,425,648		Term Loan, 8.82%, Maturing November 18, 2009	6,390,840
		Univision Communications, Inc.
2,600,000		Term Loan, 8.01%, Maturing March 29, 2009	2,555,800

$1,579,530		Term Loan, 0.00%, Maturing September 29, 2014 (3)	$1,465,673
	24,570,470	Term Loan, 7.61%, Maturing September 29, 2014	22,799,357
		Windstream Corp.
	9,543,971	Term Loan, 6.86%, Maturing July 17, 2013	9,314,916
			$112,763,902
Utilities — 3.4%
		AEI Finance Holding, LLC
$951,381		Revolving Loan, 5.26%, Maturing March 30, 2012	$922,840
	7,248,619	Term Loan, 8.36%, Maturing March 30, 2014	7,031,160
		Astoria Generating Co.
	1,480,117	Term Loan, 7.50%, Maturing February 23, 2013	1,449,986
		BRSP, LLC
	5,551,938	Term Loan, 8.38%, Maturing July 13, 2009	5,440,899
		Calpine Corp.
	2,793,000	DIP Loan, 7.61%, Maturing March 30, 2009	2,711,204
		Cellnet Group, Inc.
	1,249,633	Term Loan, 7.36%, Maturing July 22, 2011	1,221,517
		Cogentrix Delaware Holdings, Inc.
	1,846,490	Term Loan, 6.86%, Maturing April 14, 2012	1,806,482
		Covanta Energy Corp.
	1,995,876	Term Loan, 5.26%, Maturing February 9, 2014	1,918,536
	4,043,988	Term Loan, 6.88%, Maturing February 9, 2014	3,887,284
		Electricinvest Holding Co.
EUR	595,770	Term Loan, 8.23%, Maturing October 24, 2012	792,894
GBP	600,000	Term Loan, 8.23%, Maturing October 24, 2012	1,186,631
		Kemble Water Structure Ltd.
GBP	6,500,000	Term Loan, 9.77%, Maturing October 13, 2013	12,786,332
		LS Power Acquisition Co.
	1,335,813	Term Loan, 7.36%, Maturing May 1, 2014	1,275,701
		Mach General, LLC
	93,750	Term Loan, 7.36%, Maturing February 22, 2013	89,805
	901,719	Term Loan, 7.50%, Maturing February 22, 2014	863,772
		Mirant North America
	2,831,394	Term Loan, 7.32%, Maturing January 3, 2013	2,767,687
		NRG Energy, Inc.
	5,600,000	Term Loan, 0.00%, Maturing June 1, 2014 (3)	5,439,000
	6,926,109	Term Loan, 7.11%, Maturing June 1, 2014	6,686,168
	16,682,081	Term Loan, 7.11%, Maturing June 1, 2014	16,104,163
		Pike Electric, Inc.
	2,343,375	Term Loan, 6.88%, Maturing July 1, 2012	2,270,145
		Vulcan Energy Corp.
	4,072,323	Term Loan, 6.95%, Maturing July 23, 2010	3,970,515
			$80,622,721
Total Senior, Floating Rate Interests (identified cost $2,819,857,508)			$2,736,973,927

Corporate Bonds & Notes — 1.3%

Principal Amount (000’s omitted)		Security	Value
Building and Development — 0.5%
		Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
	$4,065	7.708%, 6/15/29 (5)	$4,065,132
		Grohe Holding GMBH
EUR	6,500	7.084%, 1/15/14	8,475,834
			$12,540,966
Cable and Satellite Television — 0.4%
		Iesy Hessen & ISH NRW, Variable Rate
EUR	7,000	7.121%, 4/15/13	$9,232,611
			$9,232,611
Electronics/Electrical — 0.1%
		NXP BV/NXP Funding, LLC, Variable Rate
	$2,300	8.11%, 10/15/13	$2,093,000
			$2,093,000
Financial Intermediaries — 0.2%
		Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
	$1,000	7.95%, 8/11/16 (4)(5)	$917,616
		Sonata Securities S.A., Series 2006-6
2,646		8.863%, 12/28/07	2,645,783
			$3,563,399
Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
	$3,150	8.61%, 6/15/13	$3,339,000
			$3,339,000
Total Corporate Bonds & Notes (identified cost $30,150,530)			$30,768,976

Common Stocks — 0.0%

Shares	Security	Value
31,622	Citation Corp. (4)(6)(7)	$0
33,278	Environmental Systems Products Holdings, Inc. (4)(6)(7)	0
1,782	Gentek, Inc. (6)	54,796
133,410	Hayes Lemmerz International (6)	607,016
12,592	RoTech Medical Corp. (4)(6)(7)	11,962
20,048	Safelite Realty Corp. (4)(6)(7)	231,354
Total Common Stocks (identified cost, $1,666,529)		$905,128

Preferred Stocks — 0.0%

Shares	Security	Value
$2,496	Citation Corp. (PIK) (4)(6)(7)	$0
445	Hayes Lemmerz International (4)(6)(7)	11,723
218	Key Plastics, LLC, Series A (4)(6)(7)	0
Total Preferred Stocks (identified cost, $2,237,250)		$11,723

Warrants — 0.0%

Shares/Rights	Security	Value
$1,930	Gentek, Inc., Class B (6)(7)	$69,480
940	Gentek, Inc., Class C (6)(7)	33,088
Total Warrants (identified cost, $0)		$102,568

Short-Term Investments — 0.1%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 5.00% (8)	$3,186	$3,186,250
Total Short-Term Investments (identified cost, $3,186,250)		$3,186,250
Total Investments — 116.9% (identified cost $2,857,098,067)		$2,771,948,572
Less Unfunded Loan Commitments — (2.7)%		$(65,004,688)
Net Investments — 114.2% (identified cost $2,792,093,379)		$2,706,943,884
Other Assets, Less Liabilities — (14.2)%		$(336,415,198)
Net Assets — 100.0%		$2,370,528,686

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind.
REIT	—	Real Estate Investment Trust

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2007, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements whereby all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $4,982,748 or 0.2% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2007. Net income allocated from this investment for the three months ended August 31, 2007 was $599,530.

A summary of financial instruments at August 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
9/28/07	Euro 201,221,775	United States Dollar 275,353,889	$745,309
9/28/07	British Pound Sterling 63,195,499	United States Dollar 127,404,526	(7,838)
			$737,471

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JP Morgan Chase, N.A.	LCDX Series 8	Sell	$15,000	1.20%	6/20/2012	$(284,697)
Lehman Brothers, Inc.	Avago Technologies, Inc.	Buy	4,000	2.40	3/20/2012	88,662
Lehman Brothers, Inc.	CSG Systems, Inc.	Buy	3,000	2.15	9/21/2009	52,503
Lehman Brothers, Inc.	Inergy, L.P.	Buy	3,000	2.20	3/20/2010	86,584
Lehman Brothers, Inc.	Rural Cellular Corp.	Buy	2,000	3.25	6/20/2010	135,725
Lehman Brothers, Inc.	Syniverse Technologies Corp.	Buy	2,000	1.85	3/20/2011	(5,899)
						$72,878

At August 31, 2007, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from those contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned by the Portfolio at August 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,792,102,424
Gross unrealized appreciation	$13,986,530
Gross unrealized depreciation	(99,145,070)
Net unrealized depreciation	$(85,158,540)

The unrealized appreciation on foreign currency, swap contracts and forward contracts at August 31, 2007 on a federal income tax basis was $1,145,808.

Restricted Securities

At August 31, 2007, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$0
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	0
RoTech Medical Corp	6/12/02	12,592	332,429	11,962
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	231,354
			$332,429	$243,316
Preferred Stocks
Citation Corp. (PIK)	5/24/05	2,496	$1,996,800	$0
Hayes Lemmerz International	6/04/03	445	22,250	11,723
Key Plastics, LLC, Series A	4/26/01	218	218,200	0
			$2,237,250	$11,723
Warrants
Gentek, Inc., Class B	11/11/03	1,930	$0	$69,480
Gentek, Inc., Class C	11/11/03	940	0	33,088
			$—	$102,568
Total Restricted Securities			$2,569,679	$357,607

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EV Classic Senior Floating Rate

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	October 26, 2007

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer
Date:	October 26, 2007